Document and Entity Information	0 Months Ended
May 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 17, 2013
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	May 17, 2013
Document Effective Date	May 17, 2013
Prospectus Date	Apr. 30, 2013
Hatteras Long / Short Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	HFINX
Hatteras Long / Short Debt Fund | Class A
Risk/Return:
Trading Symbol	HFIAX